Securities - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,331	$ 13,939	$ 13,568
Amortized cost	46,744	48,708	48,466
FVOCI Securities	61,172	$ 70,574	73,407
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	1		1
Allowance for credit losses of FVOCI securities	3		4
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,542		2,420
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 10,789		$ 11,148